Long-Term Debt - Additional Information - Other (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Jul. 31, 2013
Debt Instrument [Line Items]
Foreign exchange (losses) gains	$ (66,000)	$ (2,787,000)	$ (845,000)	$ 5,424,000
Aggregate annual long-term debt principal repayments,2014	53,100,000		53,100,000
Aggregate annual long-term debt principal repayments,2015	162,500,000		162,500,000
Aggregate annual long-term debt principal repayments,2016	109,400,000		109,400,000
Aggregate annual long-term debt principal repayments,2017	225,600,000		225,600,000
Aggregate annual long-term debt principal repayments,2018	799,900,000		799,900,000
Aggregate annual long-term debt principal repayments,thereafter	454,000,000		454,000,000
Long-term debt	1,804,455,000		1,804,455,000		1,777,507,000	963,000,000
Amount of minimum liquidity of partnership term loans to be held by Teekay Corporation			Greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation's total consolidated debt which has recourse to Teekay Corporation.
Minimum liquidity cash and cash equivalents	50,000,000		50,000,000
Percentage of Teekay Corporation's consolidated debt to be maintained by Teekay Corporation as cash and cash equivalents			5.00%
Loan Arrangement [Member] | Subsidiary of Common Parent [Member]
Debt Instrument [Line Items]
Long-term debt	195,200,000		195,200,000
Loan Arrangement [Member] | U.S. Dollar-denominated Term Loan two due through 2021 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 99,015,000		$ 99,015,000